Summary of Significant Accounting Policies - Schedule of effect of change in principle on statements of operations (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue	$ 2,401.9	$ 2,076.0	$ 1,974.3	$ 1,767.7	$ 2,052.7	$ 1,709.3	$ 1,700.6	$ 1,461.3	$ 8,219.9	$ 6,923.9	$ 6,215.7
Costs and expenses:
Cost of services (exclusive of depreciation and amortization)									6,642.4	5,639.8	5,067.8
Operating, administrative and other									1,271.1	1,156.1	1,150.6
Depreciation and amortization									290.0	270.6	260.6
Restructuring, impairment and related charges									3.8	28.5	32.1
Total costs and expenses									8,207.3	7,095.0	6,511.1
Operating income (loss)	43.2	20.6	30.6	(81.9)	37.2	(54.5)	(35.6)	(118.2)	12.6	(171.1)	(295.4)
Interest expense, net of interest income									(228.8)	(183.1)	(171.8)
Earnings from equity method investments									1.9	1.4	5.9
Other income, net									3.5	11.0	2.4
Loss before income taxes									(210.8)	(341.8)	(458.9)
Benefit from income taxes									(25.0)	(120.5)	(24.3)
Net loss	$ (18.0)	(41.4)	(33.5)	(92.9)	22.2	(78.6)	(47.0)	(117.9)	(185.8)	(221.3)	(434.6)
Less: Net loss attributable to non-controlling interests									0.0	0.0	(0.4)
Net loss attributable to the Company									$ (185.8)	$ (221.3)	$ (434.2)
Basic and diluted loss per share:
Loss per share attributable to common shareholders (in dollars per share)									$ (1.09)	$ (1.54)	$ (3.07)
Weighted average shares outstanding for basic and diluted loss per share (in shares)									171.2	143.9	141.4
Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									$ 8,219.9	$ 6,923.9	$ 6,215.7
Costs and expenses:
Cost of services (exclusive of depreciation and amortization)									6,640.0	5,639.6	5,076.7
Operating, administrative and other									1,278.2	1,155.4	1,159.7
Depreciation and amortization									290.0	270.6	260.6
Restructuring, impairment and related charges									3.8	28.5	32.1
Total costs and expenses									8,212.0	7,094.1	6,529.1
Operating income (loss)									7.9	(170.2)	(313.4)
Interest expense, net of interest income									(228.8)	(183.1)	(171.8)
Earnings from equity method investments									1.9	1.4	5.9
Other income, net									3.5	11.0	2.4
Loss before income taxes									(215.5)	(340.9)	(476.9)
Benefit from income taxes									(26.1)	(120.4)	(27.4)
Net loss									(189.4)	(220.5)	(449.5)
Less: Net loss attributable to non-controlling interests									0.0		(0.4)
Net loss attributable to the Company									$ (189.4)	$ (220.5)	$ (449.1)
Basic and diluted loss per share:
Loss per share attributable to common shareholders (in dollars per share)									$ (1.11)	$ (1.53)	$ (3.18)
Weighted average shares outstanding for basic and diluted loss per share (in shares)									171.2	143.9	141.4
Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									$ 0.0	$ 0.0	$ 0.0
Costs and expenses:
Cost of services (exclusive of depreciation and amortization)									(2.4)	(0.2)	8.9
Operating, administrative and other									7.1	(0.7)	9.1
Depreciation and amortization									0.0	0.0	0.0
Restructuring, impairment and related charges									0.0	0.0	0.0
Total costs and expenses									4.7	(0.9)	18.0
Operating income (loss)									(4.7)	0.9	(18.0)
Interest expense, net of interest income									0.0	0.0	0.0
Earnings from equity method investments									0.0	0.0	0.0
Other income, net									0.0	0.0	0.0
Loss before income taxes									(4.7)	0.9	(18.0)
Benefit from income taxes									(1.1)	0.1	(3.1)
Net loss		$ 7.3	$ (1.3)	$ (0.9)	$ (2.9)	$ 0.0	$ 0.4	$ 1.7	(3.6)	0.8	(14.9)
Less: Net loss attributable to non-controlling interests									0.0		0.0
Net loss attributable to the Company									$ (3.6)	$ 0.8	$ (14.9)
Basic and diluted loss per share:
Loss per share attributable to common shareholders (in dollars per share)		$ 0.04	$ (0.01)	$ (0.01)	$ (0.02)	$ 0.00	$ 0.00	$ 0.01	$ 0.02	$ (0.01)	$ 0.11
Weighted average shares outstanding for basic and diluted loss per share (in shares)									0.0	0.0	0.0